UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04570
Name of Registrant: Vanguard New York Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2017
Item 1: Schedule of Investments

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
New York (99.1%)
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.000%	11/15/20 (Prere.)	325	376
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.125%	11/15/20 (Prere.)	150	174
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.250%	11/15/17 (Prere.)	5,000	5,046
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.750%	11/15/17 (Prere.)	3,840	3,879
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/19 (Prere.)	3,455	3,713
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/19 (Prere.)	2,550	2,745
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/19 (Prere.)	4,395	4,723
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/19 (Prere.)	1,500	1,615
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/19 (Prere.)	3,415	3,670
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,746
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45 (4)	3,800	4,173
Arlington NY Central School District GO	4.000%	5/15/27	1,000	1,136
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	2,987
1 Battery Park City Authority New York Revenue
TOB VRDO	0.900%	9/1/17 LOC	3,700	3,700
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	1/15/20 (Prere.)	1,550	1,728
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	16,025	17,958
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	1/15/20 (Prere.)	5,475	6,168
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	19,390	21,900
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	1/15/20 (Prere.)	2,250	2,548
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	2,148

Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,745	977
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	1,156
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	450	130
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,800	2,127
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/25	1,655	1,970
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,597
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/27	4,175	4,995
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	2,275	2,702
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/30	2,500	2,929
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	5,900	6,672
Broome County NY Industrial Development
Agency Revenue (Good Shepherd Village
Project)	6.875%	7/1/18 (Prere.)	3,250	3,415
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,607
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,000	2,369
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,590	1,836
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	4,515	4,864
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	1,500	1,643
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/42	2,250	2,640
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/47	3,000	3,504
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/24	500	598
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/25	500	606
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/26	1,000	1,198
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/28	2,000	2,355
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/29	500	585
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,088
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,845
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/26	300	359
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/27	350	415

Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/28	750	887
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/29	250	294
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/30	380	445
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/31	200	233
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/32	240	279
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/33	200	231
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/36	170	194
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/41	415	470
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/46	300	338
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	2,000	2,384
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	1,505	1,794
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29	1,595	1,886
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	728
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,206
Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,401
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/33	1,105	1,333
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/34	1,345	1,614
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,435
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,191
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/42	7,240	8,539
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	4.000%	7/1/46	5,500	5,807
2 Erie County NY Fiscal Stability Authority
Revenue	4.000%	9/1/31	1,000	1,115
2 Erie County NY Fiscal Stability Authority
Revenue	4.000%	9/1/33	600	661
2 Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/39	1,000	1,198

Erie County NY GO	5.000%	4/1/25	560	643
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	4,000	4,662
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.820%	9/7/17	6,035	6,035
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/31 (4)	1,100	1,292
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/33 (4)	300	351
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/34 (4)	500	583
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/36 (4)	1,000	1,161
Hempstead NY GO	4.000%	4/1/29 (4)	6,000	6,632
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,539
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,574
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,409
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,807
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,471
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,137
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.750%	7/1/19 (Prere.)	1,600	1,742
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/27	1,740	2,123
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,438
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/30	670	793
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/32	370	433
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	1,979
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/38	480	551
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,792
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,808
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	17,160	19,887
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/31	5,000	6,075
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/32	2,500	3,019
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	2,000	2,404
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	2,300	2,752

Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35	3,300	3,933
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	3,000	3,567
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	2,500	2,968
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/38	3,000	3,553
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/39	4,500	5,313
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/42	9,500	11,174
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/44	10,000	10,673
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	4,500	5,277
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	7,925	8,856
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	11,365	13,076
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	1,520	1,625
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	930	994
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	2,225	2,412
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	17,293
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	1,500	1,753
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	3,400	3,947
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	1,000	1,216
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	12,535
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/28	1,000	1,197
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,550	1,773
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	4,500	5,193
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	6,000	6,900
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	2,000	2,341
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,625	8,482
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	11,005	12,257
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	5,500	6,298
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	2,500	2,918
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	17,550	20,013

Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,743
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/43	6,000	6,968
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	3,665	3,679
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,010
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,433
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,174
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/27	1,550	1,861
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/29	1,000	1,180
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/34	1,100	1,270
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/35	1,055	1,213
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/36	1,100	1,262
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,859
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,782
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	5,000	5,630
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,751
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,786
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/31	2,000	2,443
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/32	1,300	1,579
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/35	1,700	2,031
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/36	1,000	1,192
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,509
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,695
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,194

Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/32	1,640	1,952
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,660
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,169
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,616
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,583
Nassau County NY GO	5.000%	4/1/24	5,000	6,032
Nassau County NY GO	5.000%	1/1/27	3,000	3,639
Nassau County NY GO	5.000%	1/1/28	2,815	3,376
Nassau County NY GO	5.000%	4/1/29	4,320	4,992
Nassau County NY GO	5.000%	4/1/34	5,740	6,498
Nassau County NY GO	5.000%	4/1/35	1,500	1,693
Nassau County NY Interim Finance Authority
VRDO	0.810%	9/7/17	3,520	3,520
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	5,014
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,579
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	7,765	8,749
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,209
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,089
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,497
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	1,535	1,689
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,190	8,902
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,025	3,266
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	821
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	593
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,641
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,919

Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,716
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,762
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,977
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,125
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	1,970	2,192
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/25	325	382
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/26	335	390
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/27	425	491
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/28	375	431
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,267
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,108
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,374
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/45	2,005	2,191
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/23	850	1,013
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	740	895
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,655
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,571
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,164
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/20	1,775	1,939
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/21	1,875	2,098
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,438
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,180
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,615
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,085
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/27	200	243
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/28	270	326

New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/29	225	269
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/30	310	369
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/32	660	780
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/33	660	779
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/34	580	683
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/38	1,000	1,145
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,175
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,100	1,152
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.880%	9/7/17 LOC	3,335	3,335
New York City NY GO	5.000%	10/1/17 (Prere.)	455	457
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,288
New York City NY GO	6.250%	10/15/18 (Prere.)	990	1,051
New York City NY GO	5.375%	4/1/19 (Prere.)	2,785	2,983
New York City NY GO	5.450%	4/1/19 (Prere.)	8,180	8,772
New York City NY GO	5.625%	4/1/19 (Prere.)	2,890	3,107
New York City NY GO	5.000%	8/1/23	5,000	6,056
New York City NY GO	5.000%	8/1/24	4,000	4,865
New York City NY GO	5.000%	8/1/25	75	90
New York City NY GO	5.000%	8/1/26	4,370	5,394
New York City NY GO	5.000%	8/1/26	3,000	3,725
New York City NY GO	5.000%	8/1/26	5,000	6,025
New York City NY GO	5.000%	8/1/27	9,900	11,762
New York City NY GO	5.000%	8/1/27	5,000	6,206
New York City NY GO	5.000%	8/1/27	4,550	5,453
New York City NY GO	5.000%	8/1/28	3,710	4,290
New York City NY GO	5.000%	8/1/28	3,000	3,640
New York City NY GO	5.000%	8/1/28	4,000	4,803
New York City NY GO	5.000%	8/1/28	5,000	6,146
New York City NY GO	6.250%	10/15/28	45	48
New York City NY GO	5.625%	4/1/29	110	118
New York City NY GO	5.000%	8/1/29	5,000	5,968
New York City NY GO	5.000%	8/1/29	8,500	10,268
New York City NY GO	5.000%	8/1/29	5,000	6,096
New York City NY GO	5.000%	8/1/29	2,500	2,864
New York City NY GO	5.000%	8/1/30	3,000	3,600
New York City NY GO	5.000%	8/1/30	6,220	7,325
New York City NY GO	5.000%	8/1/30	2,335	2,732
New York City NY GO	5.000%	8/1/30	5,000	6,052
New York City NY GO	5.000%	8/1/30	4,690	5,676
New York City NY GO	5.000%	8/1/30	2,185	2,489
New York City NY GO	5.000%	3/1/31	6,000	6,984
New York City NY GO	5.450%	4/1/31	320	343
New York City NY GO	4.000%	8/1/31	2,775	3,099
New York City NY GO	5.000%	8/1/31	1,500	1,745
New York City NY GO	5.000%	8/1/31	2,230	2,563
New York City NY GO	5.000%	8/1/31	5,000	5,973
New York City NY GO	5.000%	8/1/31	3,000	3,409

New York City NY GO	5.000%	8/1/31	2,000	2,352
New York City NY GO	5.000%	12/1/31	1,770	2,145
New York City NY GO	5.000%	3/1/32	5,000	5,806
New York City NY GO	4.000%	8/1/32	1,935	2,149
New York City NY GO	5.000%	8/1/32	4,000	4,712
New York City NY GO	5.000%	8/1/32	2,985	3,383
New York City NY GO	5.000%	3/1/33	7,500	8,692
New York City NY GO	5.000%	8/1/33	1,000	1,170
New York City NY GO	5.000%	8/1/33	2,875	3,408
New York City NY GO	5.000%	10/1/33	6,500	7,504
New York City NY GO	5.000%	10/1/34	2,000	2,297
New York City NY GO	5.000%	8/1/35	3,500	3,945
New York City NY GO	5.000%	12/1/35	2,500	2,981
New York City NY GO	5.375%	4/1/36	1,215	1,298
New York City NY GO	5.000%	6/1/36	910	1,060
New York City NY GO	4.000%	8/1/36	2,500	2,737
New York City NY GO	5.000%	10/1/36	3,000	3,396
New York City NY GO	5.000%	3/1/37	6,790	7,796
New York City NY GO	5.000%	8/1/37	4,000	4,718
New York City NY GO	5.000%	8/1/38	10,000	11,768
New York City NY GO	5.000%	12/1/41	8,000	9,368
New York City NY GO	4.000%	12/1/43	1,835	1,955
New York City NY GO VRDO	0.830%	9/1/17	1,800	1,800
New York City NY GO VRDO	0.840%	9/1/17	13,225	13,225
New York City NY GO VRDO	0.840%	9/1/17 LOC	1,550	1,550
New York City NY GO VRDO	0.840%	9/1/17 LOC	2,200	2,200
New York City NY GO VRDO	0.840%	9/1/17	1,300	1,300
New York City NY GO VRDO	0.850%	9/1/17 LOC	1,200	1,200
New York City NY GO VRDO	0.810%	9/7/17	17,550	17,550
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,277
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,544
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.800%	9/7/17 LOC	1,640	1,640
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue (New
York City Housing Authority Program)	5.000%	7/1/23	1,000	1,199
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,151
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,527
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,547
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,425
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,601
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,646
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	3,015
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,140
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,219

New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.550%	11/1/35	3,000	3,057
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,634
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.750%	11/1/40	3,000	3,076
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,791
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,459
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	7,000	7,164
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	5,000	5,181
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	5,000	5,138
New York City NY Industrial Development
Agency Civic Facility Revenue (CASA Project)
VRDO	0.800%	9/7/17 LOC	9,585	9,585
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,400
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,871
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,283
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	5,285	2,982
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	2,326
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	34,550	37,661
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,151
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,223
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/18 (Prere.)	2,320	2,412
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,280
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	5,000	6,172
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	10,000	12,233
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,285
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,704

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	14,058
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	10,000	10,767
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	7,001
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,632
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	7,500	8,996
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,899
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,944
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	10,000	11,966
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	4,955	5,834
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	10,000	11,887
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/39	5,025	5,453
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,767
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,405	6,318
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,343
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,058
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	14,349
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	20,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	7,755	8,066
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	15,385	17,198
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,299
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	2,500	2,836
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,120
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,522
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	5,000	5,783
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	3,430	3,839
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	28,054
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	14,405	16,696
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	10,500	12,284

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,567
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.830%	9/1/17	3,400	3,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.840%	9/1/17	5,500	5,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.840%	9/1/17	3,200	3,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.850%	9/1/17	1,800	1,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.780%	9/7/17	700	700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.800%	9/7/17	5,875	5,875
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	3,000	3,710
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,000	4,929
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	8,665	10,616
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	16,000	19,473
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,364
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	11,000	13,294
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,401
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,282
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,820
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,260	4,945
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,794
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	527
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,504
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,393
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,829
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	9,507
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	10,561
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	2,725	3,257

New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	3,100	3,358
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	5,811
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	13,885	15,942
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,685
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	7,519
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/40	11,385	12,101
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,824
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	9,410	10,902
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	2,000	2,337
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	2,000	2,330
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,410	1,622
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (Prere.)	6,725	6,775
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	3,740	3,997
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	15	16
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/20 (Prere.)	1,305	1,489
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	185	211
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	1,225	1,400
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,500	3,046
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	775	884
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	5,000	6,067
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	6,026
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,315	1,495
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,763
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,500	2,967
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,253
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,000
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,455
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	12,000	14,550

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	5,350	6,437
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	2,850	3,375
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	10,260	12,271
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	6,034
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	9,500	11,415
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,536
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,811
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	11,829
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/34	3,880	4,237
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,388
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	5,500	6,551
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,366
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/35	3,600	3,900
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	1,695	1,925
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	4,000	4,314
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	5,000	5,941
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	11,600	13,706
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/37	10,000	10,825
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	5,000	5,916
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/38	10,000	11,786
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,266
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/39	5,000	5,852
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	7,160	8,365
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,185
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	15,000	17,370
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	3,943
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42	10,000	11,777
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,903

New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/44	5,250	5,585
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.840%	9/1/17	1,700	1,700
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.840%	9/1/17	3,200	3,200
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,208
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,206
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,810
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,640
New York Convention Center Development
Corp. Revenue	0.000%	11/15/32	2,000	1,206
New York Convention Center Development
Corp. Revenue	5.000%	11/15/33	3,000	3,553
New York Convention Center Development
Corp. Revenue	0.000%	11/15/34	3,000	1,632
New York Convention Center Development
Corp. Revenue	0.000%	11/15/36	4,000	1,980
New York Convention Center Development
Corp. Revenue	0.000%	11/15/37	2,340	1,104
New York Convention Center Development
Corp. Revenue	0.000%	11/15/38	3,500	1,571
New York Convention Center Development
Corp. Revenue	0.000%	11/15/39	4,000	1,720
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	12,915	14,954
New York Convention Center Development
Corp. Revenue	0.000%	11/15/41	13,570	5,367
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	4,000	4,609
1 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	10,000	10,284
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	12,309
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	16,696
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	16,160
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,686
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	25,985
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	22,331
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,711
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,684
New York Liberty Development Corp. Revenue	6.375%	7/15/49	18,225	19,707
New York Liberty Development Corp. Revenue	5.750%	11/15/51	25,000	29,103
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,758
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,746
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,347
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,425
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	58,965	75,368
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	9,565	12,670

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	2,500	2,522
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/18 (Prere.)	4,000	4,264
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/18 (Prere.)	40	43
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/18 (Prere.)	310	331
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,206
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	960	1,024
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,696
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	11,760
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,784
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	6,101
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	6,161
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,250	5,153
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	6,385	7,741
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,130
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	960	1,026
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	6,020
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,000	3,612
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,130
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,000	3,615
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,297
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	6,540	7,995
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	3,000	3,272
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,386
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,714
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	5,899
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	3,982
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,250	3,823
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,000	3,529

New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/36	1,030	1,103
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	6,875	8,076
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,905
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,000	11,505
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,149
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	5,902
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,170
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,259
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,000	5,732
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,000	4,537
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	2,045	2,362
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	7,700	8,876
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	6,500	7,679
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,000	5,864
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/57	4,000	4,760
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	5,000	5,481
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,385
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,385
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	90	95
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	410	434
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	8,203
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	2,500	3,122
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,808
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/31	2,500	3,109
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	2,500	3,097
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	10,000	11,087
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,709
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	1,700	2,043

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	8,000	9,534
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/47	13,000	15,258
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/57	5,865	7,045
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	16,065	17,204
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	15,000	16,525
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	17,000	19,238
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.500%	11/15/18 (Prere.)	3,730	3,988
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,354
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.810%	9/7/17	7,500	7,500
New York NY GO	5.000%	8/1/27	5,000	6,303
New York NY GO	5.000%	8/1/28	4,400	5,492
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	4,000	4,602
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	1,000	1,150
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	1,000	1,150
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	3,000	3,451
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/32	1,530	1,801
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,127
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	12,309
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/42	13,500	15,244
New York State Dormitory Authority Revenue	5.000%	10/1/27	2,700	3,293
New York State Dormitory Authority Revenue	5.000%	10/1/28	3,000	3,624
New York State Dormitory Authority Revenue	5.000%	10/1/29	2,250	2,698
New York State Dormitory Authority Revenue	5.000%	10/1/30 (4)	9,570	11,731
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	907
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,191
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,445
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/43	1,185	1,353

New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,835
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,355
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,115
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,111
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	773
New York State Dormitory Authority Revenue
(City University System) VRDO	0.790%	9/7/17 LOC	1,770	1,770
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/31	500	609
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	5,000	5,522
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,055
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	1,250	1,471
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	335
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	266
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	437
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	335
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	595
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,139
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	378
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	641
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	8,133
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	400	487
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	1,300	1,573
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/31	1,200	1,435
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/33	1,000	1,184
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/34	755	890
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/35	500	587
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/36	1,350	1,581
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,447
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	3,015

New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,461
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,325	8,396
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/35	3,500	3,988
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,445
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.800%	9/7/17 LOC	1,145	1,145
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,639
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,693
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,122
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/18 (Prere.)	465	484
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	35	36
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.790%	9/7/17 LOC	1,000	1,000
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	777
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	680
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,043
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	517
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,892
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,014
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,658
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,388
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/20 (Prere.)	1,000	1,132
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/20 (Prere.)	1,000	1,139
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	900	1,047
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	799
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	650	789
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/28	700	843
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/29	1,500	1,791

New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/32	745	872
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/33	400	466
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/19 (Prere.)	5,000	5,371
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/28	4,500	5,557
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	1,000	1,195
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	5,000	6,067
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,655
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,416
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	1,000	1,187
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/31	865	1,022
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,177
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	12,000	14,364
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	2,365	2,772
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/35	6,000	6,534
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/36	6,000	6,518
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,708
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,792
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,292
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	3,000	3,456
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,121
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,535	1,836
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,374
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	9,352
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,350
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,909

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	7,760
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	3,500	4,059
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,116
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,452
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,414
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,740
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,323
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/27	1,200	1,391
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/28	1,300	1,489
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/30	1,100	1,241
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/31	1,200	1,349
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/33	1,000	1,115
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/35	1,000	1,105
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/37	1,000	1,102
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/19	355	373
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	36
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	36
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	20	24
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,270	1,411
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,470	1,627
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	1,560	1,718

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	5,000	5,317
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/19 (Prere.)	18,000	19,211
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/19 (Prere.)	10,000	10,749
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,825	6,915
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,670	2,024
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	5,000	6,229
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	3,000	3,555
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	6,156
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	5,941
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	7,151
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,932
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,747
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,621
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	1,750	2,136
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	5,000	5,452
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	3,500	4,170
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	5,000	5,430
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,510	4,167
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	4,305	5,091
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,000	1,177
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	5,000	5,931
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	13,252
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	5,000	5,855
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,695	4,315
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	5,030	5,847
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	13,859
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,155
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,795

New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/19 (Prere.)	3,750	4,028
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	474
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	596
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/27	420	511
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,170
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	581
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	1,000	1,196
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/30	500	594
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/31	500	591
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,276
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,205	1,388
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,750	1,975
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,569
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	2,250	2,524
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,192
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,354
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	3,104
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,154
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,332
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,372
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,425	1,772
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,160
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,197
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,190
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,775
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	877
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,166
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,161

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33	600	705
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,157
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34	520	608
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/26	740	892
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/27	650	778
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/31	1,500	1,751
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/44	2,500	2,774
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/26	1,300	1,556
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,981
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,577
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/31	1,000	1,217
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,972
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/32	1,825	2,210
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/35	2,000	2,389
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/36	1,500	1,788
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,352
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,844
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,505
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/30	505	613
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/31	1,000	1,098
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	2,004
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/32	575	691
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/33	1,200	1,301
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,230
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	3,000	3,353
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,624
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	6,348
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/37	3,500	4,075

New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,432
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/41	6,685	7,737
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,418
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/46	9,110	10,479
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.800%	9/7/17 LOC	3,850	3,850
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17 (ETM)	135	135
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17 (ETM)	25	25
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	630	630
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17 (ETM)	390	393
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	665	668
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	390	407
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	660	679
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/19 (Prere.)	15	16
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	10	11
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	55	59
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	22
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	65	70
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	22
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	350	378
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	130	141
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	285	297
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20 (ETM)	1,325	1,471
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	2,265	2,418
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (ETM)	285	325
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (Prere.)	370	427
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21	495	536
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/22	1,640	1,700

New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/23	1,235	1,253
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/26	75	77
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	1,595	1,628
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	595	606
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	630	646
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	3,000	3,669
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	8,975	10,660
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	2,650	3,146
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	5,000	5,922
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	4,840	5,759
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	5,000	5,888
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,240	6,143
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	7,995	9,373
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	5,000	5,948
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	5,000	5,848
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,370
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/42	5,000	5,861
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	13,685	15,505
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	1.383%	5/1/32 (10)	3,250	2,990
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	1.383%	5/1/32 (10)	3,525	3,243
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	1.383%	5/1/32 (10)	4,725	4,347
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	3.089%	10/16/17 (2)	2,535	2,440
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	9/15/17 (Prere.)	2,900	2,905
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	3,000	3,692

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	3,000	3,670
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	2,000	2,281
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	5,870	6,934
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,894
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	2,500	3,074
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,989
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	4,000	4,895
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	5,000	6,084
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	4,145	4,882
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	3,000	3,586
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	2,500	3,025
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/36	2,500	2,742
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,706
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	5,900	6,681
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	3,000	3,562
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/42	11,130	13,308
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/46	5,435	5,787
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,778
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,960
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,783

New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,338
New York State GO	5.000%	3/1/28	14,550	17,257
New York State GO	5.000%	2/15/39	9,500	10,060
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,430
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.800%	9/7/17 LOC	1,510	1,510
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	9/15/17 (Prere.)	15,245	15,270
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	3,000	3,261
New York State Local Government Assistance
Corp. Revenue VRDO	0.800%	9/7/17	4,400	4,400
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	1,485	1,514
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	355	374
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,129
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	2,963
New York State Thruway Authority Revenue	5.000%	1/1/28	5,150	6,199
New York State Thruway Authority Revenue	5.000%	1/1/29	4,000	4,775
New York State Thruway Authority Revenue	5.000%	1/1/29	1,200	1,435
New York State Thruway Authority Revenue	5.000%	1/1/30	2,500	2,968
New York State Thruway Authority Revenue	5.000%	1/1/30	1,700	2,019
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,576
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,484
New York State Thruway Authority Revenue	5.000%	1/1/31	2,900	3,416
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,709
New York State Thruway Authority Revenue	5.000%	1/1/32	4,070	4,784
New York State Thruway Authority Revenue	5.000%	1/1/32	2,970	3,486
New York State Thruway Authority Revenue	5.000%	1/1/33	2,340	2,735
New York State Thruway Authority Revenue	5.000%	1/1/37	9,000	10,227
New York State Thruway Authority Revenue	4.000%	1/1/38	1,255	1,319
New York State Thruway Authority Revenue	5.000%	1/1/41	2,500	2,868
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,962
New York State Thruway Authority Revenue	5.000%	1/1/46	5,000	5,705
New York State Thruway Authority Revenue	5.000%	1/1/51	5,700	6,458
New York State Thruway Authority Revenue	5.250%	1/1/56	7,400	8,660
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,746
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,274
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,272
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,264
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	7,975	9,199
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,050
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,762
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,761

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	3,365	4,079
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	5,892
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,499
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,330
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,027
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,078
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	359
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	3,060
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.890%	9/7/17 LOC	2,500	2,500
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	2,997
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	1,892
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/28	450	516
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/29	475	540
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/30	450	509
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,079
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/33	575	639
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/35	635	699
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,111
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,859
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,667
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital & Health
Center)	5.000%	7/1/19 (Prere.)	6,000	6,441
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/35	1,140	1,328
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/36	1,475	1,714
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/40	1,200	1,385
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,176
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	4.000%	10/1/19	650	665

Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	693
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,418
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	3,500	4,259
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/32	2,500	2,749
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,193
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/33	3,500	3,846
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,750	2,090
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,517
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,173
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/35	3,000	3,627
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,512
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	11,861
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	7,000	7,797
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	13,000	15,147
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/42	3,000	3,565
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	8,765	10,074
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	3,000	3,511
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/47	6,000	7,040
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	10,000	11,824
3 Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	7,750	9,046
3 Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,823
Port Authority of New York & New Jersey
Revenue	5.000%	5/15/57	2,000	2,338
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	7,716
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,485
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	9,365	10,478
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/28	310	373

St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/29	660	789
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/31	450	532
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/34	830	968
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/35	1,510	1,754
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/36	545	632
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/43	8,870	9,770
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21 (Prere.)	1,570	1,804
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	9,180	10,107
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,703
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,377
Suffolk County NY GO	5.000%	5/15/26 (4)	5,770	6,848
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,849
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,903
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,596
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	2,500	2,978
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	3,900	4,631
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/30	5,000	5,744
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/33	5,000	5,637
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34	6,000	6,743
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/36	2,085	2,327
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/41	7,000	7,772
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,796
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/33	1,605	1,847
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	7,130	7,859
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,796

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,320
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,318
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	500	612
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	10,000	11,784
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/27	925	1,123
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,894
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	600	721
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	725	867
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	2,175	2,674
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	500	595
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	3,000	3,622
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	8,132
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	2,750	3,363
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	1,500	1,821
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	2,000	2,364
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	3,000	3,623
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	5,000	5,921
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	2,500	2,951
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	2,945
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	5,000	5,995
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	3,000	3,580
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	2,525	2,928
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/41	7,500	8,792
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	4,600	5,459
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/45	4,000	4,708
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/47	5,835	6,870
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.800%	9/7/17 LOC	1,200	1,200
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,182

Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,197
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,212
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,214
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,924
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,192
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,651
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	4,012
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/27	3,000	3,707
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/28	10,000	12,361
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	7,000	8,424
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	12,001
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,372
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	11,459
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	7,755	9,314
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,724
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	6,028
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	23,700	28,227
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	27,400	31,917
Westchester County NY GO	5.000%	1/1/21	1,550	1,757
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	85	98
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	1,865	2,162
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,864
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/25	1,810	2,020
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	15	17
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	235	259
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	3.000%	1/1/18	900	905
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,507
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,555	1,698
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	1,500	1,648

Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	5,750	6,414
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,166
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,157
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,146
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,808
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	15,495	17,017
Yonkers NY GO	5.000%	10/1/20	1,000	1,116
				4,337,659
Guam (0.1%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/27	450	509
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	1,000	1,107
				1,616
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,113

Total Tax-Exempt Municipal Bonds (Cost $4,101,343)				4,340,388
Total Investments (99.2%) (Cost $4,101,343)				4,340,388
Other Assets and Liabilities-Net (0.8%)				36,608
Net Assets (100%)				4,376,996

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was $30,019,000, representing 0.7% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2017.
3 Securities with a value of $705,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.

New York Long-Term Tax-Exempt Fund

TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	1,118	132,483	294
Ultra Long U.S. Treasury Bond	December 2017	137	23,162	195
30-Year U.S. Treasury Bond	December 2017	31	4,839	8

New York Long-Term Tax-Exempt Fund

				497
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(528)	(72,089)	(356)
10-Year U.S. Treasury Note	December 2017	(337)	(42,794)	(122)
2-Year U.S. Treasury Note	December 2017	(74)	(16,007)	(8)
				(486)
				11

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,340,388	—
Futures Contracts—Assets[1]	205	—	—
Futures Contracts—Liabilities[1]	(199)	—	—
Total	6	4,340,388	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an

New York Long-Term Tax-Exempt Fund

illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At August 31, 2017, the cost of investment securities for tax purposes was $4,103,288,000. Net unrealized appreciation of investment securities for tax purposes was $237,100,000, consisting of unrealized gains of $241,677,000 on securities that had risen in value since their purchase and $4,577,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard New York Municipal Money Market Fund

Schedule of Investments (unaudited)
As of August 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
New York (100.0%)
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC
Project) VRDO	0.800%	9/7/17 LOC	8,635	8,635
1 Battery Park City Authority New York Revenue
TOB VRDO	0.900%	9/1/17 LOC	2,200	2,200
Clarkstown NY Central School District BAN	2.250%	7/27/18	7,000	7,073
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.820%	9/7/17 LOC	3,000	3,000
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.820%	9/7/17 LOC	3,770	3,770
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.820%	9/7/17 LOC	2,685	2,685
East Greenbush NY Central School District BAN	2.000%	2/9/18	13,535	13,587
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.820%	9/7/17	6,665	6,665
Fairport NY Central School District BAN	2.500%	6/25/18	11,860	11,991
Franklin County NY Civic Development Corp.
Revenue VRDO	0.820%	9/7/17 LOC	5,200	5,200
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.810%	9/7/17 LOC	16,230	16,230
Grand Island NY BAN	2.000%	10/12/17	8,400	8,409
2 Harborfields NY Centrl Sch Dist TAN	2.000%	6/22/18	9,000	9,074
Kenmore-Tonawanda NY Union Free School
District BAN	2.000%	6/14/18	10,000	10,067
Kings Park NY Central School District BAN	2.000%	11/30/17	10,500	10,526
Kingston NY City School District BAN	2.000%	6/14/18	20,000	20,133
Lancaster NY Central School District BAN	2.250%	6/14/18	4,575	4,615
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.820%	9/7/17 LOC	7,090	7,090
Nassau County NY Industrial Development
Agency Civic Facility Revenue (Cold Spring
Harbor Laboratory) VRDO	0.820%	9/1/17	3,500	3,500
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.790%	9/7/17	1,800	1,800
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.800%	9/7/17	11,000	11,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.800%	9/7/17	21,735	21,735
Nassau County NY Interim Finance Authority
VRDO	0.810%	9/7/17	5,300	5,300
Nassau NY Health Care Corp. VRDO	0.780%	9/7/17 LOC	1,880	1,880
New Rochelle NY BAN	2.000%	3/2/18	7,058	7,090
New Rochelle NY City School District BAN	2.500%	7/13/18	19,000	19,217

New York City NY Build NYC Resource Corp.
Revenue (Asia Society Project) VRDO	0.740%	9/7/17 LOC	6,000	6,000
1 New York City NY GO TOB VRDO	0.810%	9/7/17	4,825	4,825
1 New York City NY GO TOB VRDO	0.820%	9/7/17	7,500	7,500
New York City NY GO VRDO	0.830%	9/1/17	4,500	4,500
New York City NY GO VRDO	0.840%	9/1/17	2,800	2,800
New York City NY GO VRDO	0.840%	9/1/17	5,350	5,350
New York City NY GO VRDO	0.840%	9/1/17 LOC	20,185	20,185
New York City NY GO VRDO	0.840%	9/1/17 LOC	900	900
New York City NY GO VRDO	0.840%	9/1/17 LOC	2,600	2,600
New York City NY GO VRDO	0.850%	9/1/17	1,600	1,600
New York City NY GO VRDO	0.780%	9/7/17 LOC	2,445	2,445
New York City NY GO VRDO	0.780%	9/7/17 LOC	5,200	5,200
New York City NY GO VRDO	0.790%	9/7/17 LOC	6,000	6,000
New York City NY GO VRDO	0.800%	9/7/17	18,450	18,450
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.760%	9/7/17 LOC	11,900	11,900
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.770%	9/7/17 LOC	3,700	3,700
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.800%	9/7/17 LOC	6,200	6,200
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.840%	9/7/17	6,665	6,665
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development) VRDO	0.820%	9/7/17 LOC	2,000	2,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.780%	9/7/17 LOC	12,700	12,700
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.800%	9/7/17 LOC	25,470	25,470
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.800%	9/7/17 LOC	6,000	6,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.800%	9/7/17 LOC	4,300	4,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.830%	9/7/17 LOC	23,100	23,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.810%	9/7/17 LOC	6,000	6,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Westport Development) VRDO	0.830%	9/7/17 LOC	15,000	15,000
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.800%	9/7/17 LOC	8,850	8,850
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	0.820%	9/7/17 LOC	2,570	2,570

1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.820%	9/7/17	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.820%	9/7/17	7,700	7,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.820%	9/1/17	5,700	5,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.830%	9/1/17	6,100	6,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.840%	9/1/17	24,925	24,925
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.840%	9/1/17	1,900	1,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.850%	9/1/17	2,450	2,450
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.850%	9/1/17	14,800	14,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.770%	9/7/17	26,350	26,350
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.770%	9/7/17	2,500	2,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.780%	9/7/17	9,000	9,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.780%	9/7/17	3,370	3,370
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.780%	9/7/17	600	600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.800%	9/7/17	4,595	4,595
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.810%	9/7/17	3,335	3,335
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.810%	9/7/17	5,250	5,250
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.810%	9/7/17	5,000	5,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.840%	9/7/17	5,000	5,000
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/18 (Prere.)	10,000	10,269
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.800%	9/7/17	12,500	12,500
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.810%	9/7/17	5,000	5,000

1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.810%	9/7/17	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.810%	9/7/17	7,500	7,500
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.820%	9/7/17	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.820%	9/7/17	2,890	2,890
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.820%	9/7/17 LOC	18,000	18,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.820%	9/7/17	6,300	6,300
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.820%	9/1/17	1,150	1,150
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.840%	9/1/17	9,620	9,620
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.840%	9/1/17	16,610	16,610
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.840%	9/1/17	2,500	2,500
3 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) PUT	0.840%	1/5/18	10,240	10,240
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.750%	9/7/17	45,600	45,600
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.750%	9/7/17	37,100	37,100
1 New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society) TOB
VRDO	0.820%	9/7/17	5,335	5,335
1 New York Convention Center Development
Corp. Revenue TOB VRDO	0.820%	9/7/17	10,400	10,400
1 New York Convention Center Development
Corp. Revenue TOB VRDO	0.940%	9/7/17	7,020	7,020
1 New York Liberty Development Corp. Revenue
(7 World Trade Center Project) TOB VRDO	0.940%	9/7/17	8,000	8,000
1 New York Liberty Development Corp. Revenue
(Bank of America Tower at One Bryant Park
Project) TOB VRDO	0.820%	9/7/17	29,000	29,000
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.820%	9/7/17 LOC	20,000	20,000
1 New York Liberty Development Corp. Revenue
TOB VRDO	0.920%	9/7/17	16,295	16,295
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.810%	9/7/17	6,400	6,400
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.810%	9/7/17	3,330	3,330
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.810%	9/7/17	5,555	5,555
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.810%	9/7/17	5,350	5,350
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.780%	9/7/17 LOC	16,500	16,500
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.810%	9/7/17	4,500	4,500

1	New York Metropolitan Transportation Authority
	Revenue TOB VRDO	0.810%	9/7/17	3,650	3,650
	New York Metropolitan Transportation Authority
	Revenue VRDO	0.820%	9/1/17 LOC	1,100	1,100
	New York Metropolitan Transportation Authority
	Revenue VRDO	0.770%	9/7/17 LOC	18,300	18,300
	New York Metropolitan Transportation Authority
	Revenue VRDO	0.790%	9/7/17 LOC	19,800	19,800
1	New York NY GO TOB VRDO	0.820%	9/7/17 LOC	13,000	13,000
	New York NY GO VRDO	0.820%	9/1/17	3,650	3,650
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group)
	VRDO	0.820%	9/7/17 LOC	2,270	2,270
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group)
	VRDO	0.820%	9/7/17 LOC	2,170	2,170
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group)
	VRDO	0.820%	9/7/17 LOC	4,395	4,395
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group)
	VRDO	0.820%	9/7/17 LOC	9,600	9,600
	New York State Dormitory Authority Revenue
	(Columbia University) VRDO	0.750%	9/7/17	16,900	16,900
	New York State Dormitory Authority Revenue
	(Cornell University) CP	0.940%	10/11/17	11,000	11,000
	New York State Dormitory Authority Revenue
	(Cornell University) CP	0.940%	10/11/17	1,000	1,000
	New York State Dormitory Authority Revenue
	(Cornell University) VRDO	0.790%	9/7/17	4,600	4,600
	New York State Dormitory Authority Revenue
	(Cornell University) VRDO	0.790%	9/7/17	15,000	15,000
	New York State Dormitory Authority Revenue
	(Fordham University) VRDO	0.800%	9/7/17 LOC	5,535	5,535
	New York State Dormitory Authority Revenue
	(Le Moyne College) VRDO	0.800%	9/7/17 LOC	3,785	3,785
1	New York State Dormitory Authority Revenue
	(Memorial Sloan-Kettering Cancer Center)
	TOB VRDO	0.810%	9/7/17	7,860	7,860
	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities
	Improvement) VRDO	0.790%	9/7/17 LOC	5,005	5,005
	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities
	Improvement) VRDO	0.790%	9/7/17 LOC	51,015	51,015
1,3 New York State Dormitory Authority Revenue
	(New York University) TOB PUT	0.940%	11/30/17	4,400	4,400
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	0.800%	9/7/17	13,860	13,860
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	0.810%	9/7/17	5,500	5,500
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	0.810%	9/7/17	7,500	7,500
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	0.810%	9/7/17	11,000	11,000
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	0.810%	9/7/17	6,665	6,665

1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.820%	9/7/17	4,000	4,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.820%	9/7/17	4,375	4,375
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.820%	9/7/17	6,000	6,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.780%	9/7/17	5,300	5,300
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.770%	9/7/17 LOC	30,975	30,975
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.770%	9/7/17 LOC	6,815	6,815
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.770%	9/7/17 LOC	3,300	3,300
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.810%	9/7/17	11,000	11,000
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.810%	9/7/17	7,500	7,500
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.810%	9/7/17	17,370	17,370
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.810%	9/7/17	7,600	7,600
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.810%	9/7/17	5,000	5,000
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.820%	9/7/17	3,365	3,365
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project) VRDO	0.800%	9/7/17 LOC	30,000	30,000
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York, Inc.
Project) VRDO	0.820%	9/7/17 LOC	12,000	12,000
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York, Inc.
Project) VRDO	0.820%	9/7/17 LOC	14,000	14,000
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.810%	9/7/17	3,650	3,650
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc.) VRDO	0.880%	9/7/17 LOC	3,000	3,000
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.810%	9/7/17 LOC	50,000	50,000
New York State Housing Finance Agency
Housing Revenue (316 Eleventh Avenue)
VRDO	0.800%	9/7/17 LOC	6,500	6,500
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.770%	9/7/17 LOC	12,300	12,300
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.800%	9/7/17 LOC	2,400	2,400
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.800%	9/7/17 LOC	14,500	14,500

New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.820%	9/7/17 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	0.800%	9/7/17 LOC	11,500	11,500
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.830%	9/7/17 LOC	28,000	28,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.800%	9/7/17 LOC	14,600	14,600
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.890%	9/7/17 LOC	40,100	40,100
1 New York State Housing Finance Agency
Housing Revenue TOB VRDO	0.860%	9/7/17	6,810	6,810
New York State Housing Finance Agency
Revenue (101 West End) VRDO	0.890%	9/7/17 LOC	62,000	62,000
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.820%	9/7/17 LOC	27,600	27,600
New York State Housing Finance Agency
Revenue (Overlook Apartments) VRDO	0.820%	9/7/17 LOC	4,500	4,500
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.820%	9/7/17 LOC	7,000	7,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.770%	9/7/17 LOC	12,915	12,915
New York State Local Government Assistance
Corp. Revenue VRDO	0.800%	9/7/17	42,905	42,905
New York State Local Government Assistance
Corp. Revenue VRDO	0.800%	9/7/17	2,200	2,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.888%	9/1/17	9,970	9,970
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.930%	9/1/17	12,345	12,345
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.940%	9/1/17	11,420	11,420
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.820%	9/7/17	49,100	49,100
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.890%	9/7/17	15,000	15,000
New York State Power Authority Revenue CP	0.850%	9/1/17	20,000	20,000
New York State Power Authority Revenue CP	0.840%	9/7/17	16,683	16,683
New York State Power Authority Revenue CP	0.840%	9/7/17	8,645	8,645
New York State Power Authority Revenue CP	0.810%	9/13/17	10,000	10,000
1 New York State Thruway Authority Revenue
TOB VRDO	0.820%	9/7/17	13,000	13,000
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.810%	9/7/17	7,500	7,500
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.820%	9/7/17	5,850	5,850
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.780%	9/7/17	2,000	2,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.800%	9/7/17 LOC	4,180	4,180
1 New York State Urban Development Corp.
Revenue TOB VRDO	0.820%	9/7/17	4,085	4,085
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.870%	9/7/17 LOC	31,000	31,000

1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.870%	9/7/17 LOC	27,500	27,500
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.870%	9/7/17 LOC	20,000	20,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.870%	9/7/17 LOC	12,000	12,000
1 Nuveen New York Quality Municipal Fund VRDP
VRDO	0.970%	9/7/17 LOC	34,500	34,500
Nyack NY Union Free School District GO	2.500%	6/22/18	9,585	9,694
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.820%	9/7/17 LOC	3,465	3,465
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.820%	9/7/17 LOC	6,890	6,890
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.820%	9/7/17 LOC	4,635	4,635
Orchard Park NY Central School District BAN	3.000%	4/6/18	11,000	11,117
Port Authority of New York & New Jersey
Revenue CP	0.950%	9/6/17	6,260	6,260
Port Authority of New York & New Jersey
Revenue CP	0.980%	9/12/17	17,505	17,505
Port Authority of New York & New Jersey
Revenue CP	0.940%	9/13/17	11,750	11,750
Port Authority of New York & New Jersey
Revenue CP	0.940%	9/20/17	8,465	8,465
Port Authority of New York & New Jersey
Revenue CP	0.930%	9/27/17	6,250	6,250
Port Authority of New York & New Jersey
Revenue CP	0.960%	10/12/17	19,690	19,690
Port Authority of New York & New Jersey
Revenue CP	0.930%	10/19/17	13,690	13,690
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.810%	9/7/17	7,335	7,335
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.820%	9/7/17	8,500	8,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.840%	9/7/17	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.850%	9/7/17	1,050	1,050
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.870%	9/7/17	5,300	5,300
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.870%	9/7/17	5,560	5,560
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.870%	9/7/17	6,500	6,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.890%	9/7/17	2,260	2,260
Syosset NY Central School District TAN	2.250%	6/27/18	10,500	10,609
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.800%	9/7/17 LOC	22,120	22,120
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.810%	9/7/17	4,195	4,195
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.810%	9/7/17	6,665	6,665

1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.820%	9/7/17	3,750	3,750
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.790%	9/7/17 LOC	17,340	17,340
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.800%	9/7/17 LOC	14,070	14,070
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.800%	9/7/17 LOC	14,435	14,435
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.800%	9/7/17 LOC	13,400	13,400
Ulster County NY BAN	2.000%	11/22/17	6,958	6,975
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.810%	9/7/17	6,750	6,750
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.820%	9/7/17	1,000	1,000
Valley Central School District of Montgomery
New York BAN	2.500%	6/21/18	5,000	5,052
West Babylon Union Free School District New
York GO	2.500%	6/22/18	7,500	7,585
West Islip Union Free School District New York
GO	2.250%	6/22/18	10,000	10,095
Westchester County NY GO	2.000%	12/15/17	25,000	25,062
				2,333,158
Total Tax-Exempt Municipal Bonds (Cost $2,333,158)				2,333,158
Total Investments (100.0%) (Cost $2,333,158)				2,333,158
Other Assets and Liabilities-Net (0.0%)				(996)
Net Assets (100%)				2,332,162

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was $588,820,000, representing 25.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2017.
3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.

New York Municipal Money Market Fund

VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At August 31, 2017, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 18, 2017
VANGUARD NEW YORK TAX FREE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.